Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the years ended December 31, 2023, 2024 and 2025, the related parties of the Company are as follows:

Name of parties	Relationship
Ms. Norma Ka Yin Chu	Founder, Chairman of the board
Ms. Katherine Shuk Kwan Lui	Ex-Chief Financial Officer
Mr. Samuel Derk Shuen Lim	Spouse of the Founder, shareholder of Voodoo
Mr. Chu Siu Wo	Founder’s Parent

During the years ended December 31, 2023, 2024 and 2025, the Company entered into the following related party transactions with related parties.

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Financing activities:
Loans borrowed from Ms. Katherine Shuk Kwan Lui	206,512	-	-
Loans borrowed from Ms. Norma Ka Yin Chu	3,760,738	17,092,525	23,219,304
Loans borrowed from Mr. Siu Wo Chu	-	2,109,400	-
Repayment of Loans to Mr. Samuel Derk Shuen Lim	718,665	-	-
Repayment of Loans to Ms. Katherine Shuk Kwan Lui	383,805	-	-
Repayment of Loans to Ms. Norma Ka Yin Chu	6,894,116	506,736	4,082,936
Repayment of Loans to Mr. Siu Wo Chu	-	1,149,250	-
Loan interests payable to Ms. Katherine Shuk Kwan Lui	2,636	-	-
Loan interests payable to Ms. Norma Ka Yin Chu	240,075	-	-
Loan interests payable to Mr. Samuel Derk Shuen Lim	297,021	-	-
Loan interests to Ms. Katherine Shuk Kwan Lui	3,073	-	-
Loan interests to Mr. Samuel Derk Shuen Lim	-	300,166	-
Reimbursement payable to Ms. Norma Ka Yin Chu	789,935	-	-

The outstanding balances mainly arising from the above transactions as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due to Ms. Norma Ka Yin Chu	165,531	8,160,511
Amounts due to Mr. Siu Wo Chu	325,558	-

Amounts due to related parties	491,089	8,160,511